CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other comprehensive income (loss). net of tax:
Change in fair value of derivatives utilized for hedging purposes, tax expense (benefit)	$ 0.8	$ (4.1)	$ (30.9)
Reclassification of change in fair value of derivatives to net income, tax expense	14.7	10.0	6.5
Change in foreign currency translation adjustments, tax (benefit) expense	(2.6)	5.5	17.0
Adjustments to pension and other postretirement benefit plan liabilities, tax benefit	$ (1.9)	$ (0.1)	$ (0.2)